Accruals and Other Payables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of accruals and other payables
	As of June 30,	As of December 31,
	2022	2021

Accruals	$1,807,996	$1,804,131
	$1,807,996	$1,804,131

	As of December 31,	As of December 31,
	2021	2020

Accruals	$1,804,131	$910,325
Other payables	-	200,407
	$1,804,131	$1,110,732